15. Financial Instruments with Off-Balance-Sheet Risk (Details Narrative) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Binding loan commitments to sell residential mortgages	$ 3,655,547	$ 806,543
Junior subordinated debentures	12,887,000	12,887,000
External financing	$ 12,500,000	$ 12,500,000